ING LIFE INSURANCE AND ANNUITY COMPANY
and its Variable Annuity Account C

ING MAP Plus NPSM

Supplement dated October 27, 2006 to the Contract Prospectus,
Contract Prospectus Summary and Statement of Additional Information,
each dated April 28, 2006, as supplemented

This supplement updates certain information contained in the Contract Prospectus, Contract Prospectus
Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1. Effective November 6, 2006, ING FMRSM Earnings Growth Portfolio will change its name to ING
FMRSM Large Cap Growth Portfolio. Accordingly, effective November 6, 2006, all references to ING
FMRSM Earnings Growth Portfolio in the Contract Prospectus, Contract Prospectus Summary and SAI
are deleted and replaced with ING FMRSM Large Cap Growth Portfolio.

2. The following footnote is added to Evergreen Special Values Fund appearing in the Fund List in the
Contract Prospectus, Contract Prospectus Summary and SAI:

Effective September 1, 2005, the Evergreen Special Values Fund was closed to new plans and is only available to those plans that were offering the fund prior to September 1, 2005.

3. The information for ING International SmallCap Fund, ING Wells Fargo Mid Cap Disciplined
Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio appearing in the Contract Prospectus under Appendix IV – Fund Descriptions is deleted and replaced with the following:

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Mutual Funds – ING	ING Investments, LLC	Seeks maximum long-term
International SmallCap		capital appreciation.
Fund	Subadvisers: Acadian Asset
Management, Inc. and
Batterymarch Financial
Management, Inc.
ING Investors Trust – ING	Directed Services, Inc.	Seeks long-term capital growth.
Wells Fargo Mid Cap
Disciplined Portfolio	Subadviser: Wells Capital
Management, Inc.
ING Investors Trust – ING	Directed Services, Inc.	Seeks long-term capital
Wells Fargo Small Cap		appreciation.
Disciplined Portfolio	Subadviser: Wells Capital
Management, Inc.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial
Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V.
Insurance obligations are the responsibility of each individual company.

X.109860-06	October 2006
C06-1023-008R